SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENTED INFORMATION
Schedule of major subsidiaries

	% voting	% equity

Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

Schedule of segmented information

			Sports
			and	Head Office
	Telecom-munications	Media	Entertainment	and Inter-segments	Total
					2019

Revenues	$3,480.4	$738.0	$192.2	$(116.8)	$4,293.8

Employee costs	398.6	228.6	38.6	32.4	698.2
Purchase of goods and services	1,278.4	434.6	146.3	(146.6)	1,712.7
Adjusted EBITDA[1]	1,803.4	74.8	7.3	(2.6)	1,882.9

Depreciation and amortization					751.2
Financial expenses					282.9
Loss on valuation and translation of financial instruments					0.8
Restructuring of operations, litigation and other items					28.6
Income before income taxes					$819.4

Additions to property, plant and equipment	$476.8	$21.8	$1.3	$1.4	$501.3
Additions to intangible assets	468.0	24.8	3.5	0.6	496.9

			Sports
			and	Head Office
	Telecom-munications	Media	Entertainment	and Inter-segments	Total
					2018
					(restated,
					note 1(b))
Revenues	$3,382.0	$728.6	$182.1	$(111.7)	$4,181.0

Employee costs	387.1	234.4	38.8	36.3	696.6
Purchase of goods and services	1,279.3	434.2	132.8	(143.3)	1,703.0
Adjusted EBITDA[1]	1,715.6	60.0	10.5	(4.7)	1,781.4

Depreciation and amortization					753.3
Financial expenses					291.5
Loss on valuation and translation of financial instruments					0.9
Restructuring of operations, litigation and other items					29.1
Income before income taxes					$706.6

Additions to property, plant and equipment	$513.2	$28.7	$1.5	$5.8	$549.2
Additions to intangible assets	190.2	4.8	3.5	(1.1)	197.4

			Sports
			and	Head Office
	Telecom-munications	Media	Entertainment	and Inter-segments	Total
					2017
					(restated,
					note 1(b))
Revenues	$3,287.8	$769.9	$181.3	$(113.9)	$4,125.1

Employee costs	388.8	232.0	37.6	47.8	706.2
Purchase of goods and services	1,305.9	464.1	132.1	(149.0)	1,753.1
Adjusted EBITDA[1]	1,593.1	73.8	11.6	(12.7)	1,665.8

Depreciation and amortization					739.9
Financial expenses					294.3
Loss on valuation and translation of financial instruments					2.4
Restructuring of operations, litigation and other items					17.5
Gain on sale of spectrum licences					(330.9)
Impairment of goodwill and intangible assets					43.8
Loss on debt refinancing					15.6
Income before income taxes					$883.2

Additions to property, plant and equipment	$567.7	$29.4	$1.3	$0.2	$598.6
Additions to intangible assets	132.3	3.3	4.3	2.0	141.9
[1]

The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is referred to as a non-International Financial Reporting Standards (“IFRS”) measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations, litigation and other items, gain on sale of spectrum licences, impairment of goodwill and intangible assets, loss on debt refinancing, income taxes and income from discontinued operations.